RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

All transactions described in Notes to the Financial Statements 6 and 7 were transacted with a now related party, Cole Johnson, President and Director, as of the April 24, 2024 acquisition of Emergen Energy, LLC. All negotiations related to these transactions were prior to Cole Johnson being a related party to Bimergen.

During the three months ended March 31, 2025 the Company issued two unsecured promissory notes, aggregating $135,000, to EIP, an entity controlled by president and director Cole Johnson. The notes were executed on March 3, 2025 for $60,000 and March 28, 2025 for $75,000, bear simple interest at 9.5 percent per annum, mature on December 31, 2025, are pre-payable without penalty, and were used to fund working-capital for operating expenses.  Accrued interest at March 31, 2025 was immaterial.

NOTE 8. RELATED PARTY TRANSACTIONS

All transactions described in Notes to the Financial Statements 6 and 7 were transacted with a now related party, Cole Johnson, President and Director, as of the April 24, 2024 acquisition of Emergen Energy, LLC. All negotiations related to these transactions were prior to Cole Johnson being a related party to Bimergen.